STOCKHOLDERS' EQUITY (Details)	12 Months Ended									12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2008 USD ($)	Dec. 31, 2008 RUB	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Dec. 31, 2010 Comstar-UTS USD ($)	Dec. 31, 2009 Comstar-UTS USD ($)	Dec. 31, 2008 Comstar-UTS USD ($)	Jun. 30, 2010 MGTS RUB	Jun. 30, 2010 MGTS USD ($)	Mar. 31, 2010 MGTS RUB	Mar. 31, 2010 MGTS USD ($)	Dec. 31, 2010 MGTS	Dec. 31, 2009 MGTS USD ($)	Dec. 31, 2009 Dagtelecom acquisition USD ($)	Dec. 31, 2008 Comstar-Direct USD ($)	Dec. 31, 2010 TS-Retail USD ($)	Dec. 31, 2008 TS-Retail USD ($)	Dec. 31, 2010 Other subsidiaries USD ($)	Dec. 31, 2009 Other subsidiaries USD ($)
Share capital
Shares issued (in shares)	1,993,326,138	1,993,326,138	1,993,326,138	1,993,326,138					345,244,080
Outstanding common shares excluding treasury shares (in shares)	1,916,869,262	1,916,869,262	1,916,869,262	1,916,869,262
Shares in treasury stock (in shares)	76,456,876	76,456,876	76,456,876	76,456,876
Number of shares per ADS (in shares)							2	5	20
Number of ADSs issued by the entity including ADSs that were issued and repurchased (in shares)									17,262,204
Number of ADSs initially issued as recalculated under the current depository receipt ratio (in shares)									172,622,040
Number of ADSs that have been repurchased (in shares)	13,599,067	13,599,067
Noncontrolling interest
Net income attributable to the Group	$ 1,380,631,000		$ 1,014,203,000		$ 1,979,107,000
Transfers from the noncontrolling interest
(Decrease)/increase in equity due to acquisition of noncontrolling interest										(115,350,000)	45,284,000							269,281,000
Decrease in paid-in capital due to exercise of put option					(271,136,000)							(9,358,000)
(Decrease)/increase in paid-in capital due to acquisition of noncontrolling interest																			(7,679,000)		(15,932,000)	2,104,000	(10,302,000)	(487,000)
Decrease in paid-in capital due to reorganization																				(6,539,000)
Net transfers from the noncontrolling interest	(141,584,000)		306,399,000		(13,793,000)
Net income attributable to the Group and transfers from the noncontrolling interest:	1,239,047,000		1,320,602,000		1,965,314,000
Dividends
Dividend policy, annual payments as a percentage of net income under U.S. GAAP (as a percent)	50.00%	50.00%
Net income available for distribution as calculated under Russian statutory accounting regulations	903,200,000	27,429,000,000	1,055,400,000	33,480,000,000	1,631,600,000	40,554,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of $35,063, $45,631 and $36,529, respectively)	991,211,000		1,265,544,000		1,257,453,000
Dividends declared on treasury shares	35,063,000		45,631,000		36,529,000
Dividends, U.S. Dollars per ADS (in dollars per unit)	$ 0.497		$ 0.647		$ 0.631
Dividends, U.S. Dollars per share (in dollars per unit)	$ 0.99		$ 3.2		$ 3.2
Dividends payable	600,000		1,100,000
MGTS' preferred stock
Preferred shares outstanding (in shares)																	15,965,850
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares(as a percent)																	10.00%
Percentage of preferred shareholders required for approval (as a percent)																	75.00%
Dividend on preferred shares													789,400,000	$ 25,400,000	321,900,000	$ 10,900,000
Number of preferred shares acquired (in shares)																		11,135,428